Revenue from contracts with customers - Transaction price (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to the remaining performance obligations	¥ 338,069
Within one year
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to the remaining performance obligations	270,196
More than one year
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to the remaining performance obligations	¥ 67,873
Predecessor
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to the remaining performance obligations		¥ 301,819
Predecessor | Within one year
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to the remaining performance obligations		262,733
Predecessor | More than one year
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to the remaining performance obligations		¥ 39,086